Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Entity Central Index Key	0000352960
Document Type	6-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1